International operations	12 Months Ended
Dec. 31, 2018
Segments, Geographical Areas [Abstract]
International operations
International operations

International activity includes Investment Services and Investment Management fee revenue generating businesses, foreign exchange trading activity, loans and other revenue producing assets and transactions in which the customer is domiciled outside of the United States and/or the international activity is resident at an international entity. Due to the nature of our international and domestic activities, it is not possible to precisely distinguish our international operations between internationally and domestically domiciled customers. As a result, it is necessary to make certain subjective assumptions such as:

•	Income from international operations is determined after internal allocations for interest revenue, taxes, expenses and provision for credit losses.

•	Expense charges to international operations include those directly incurred in connection with such activities, as well as an allocable share of general support and overhead charges.

Total assets, total revenue, income before income taxes and net income of our international operations are shown in the table below.

International operations		International				Total International	Total Domestic
(in millions)		EMEA		APAC	Other			Total
2018
	Total assets at period end (a)	$74,982	(b)	$23,199	$1,483	$99,664	$263,209	$362,873
	Total revenue	4,252	(b)	1,103	684	6,039	10,353	16,392
	Income before income taxes	1,694		564	455	2,713	2,479	5,192
	Net income	1,345		448	361	2,154	2,100	4,254
2017
	Total assets at period end (a)	$88,490	(b)	$20,676	$1,737	$110,903	$260,855	$371,758
	Total revenue	3,982	(b)	997	610	5,589	9,954	15,543
	Income before income taxes	1,497		538	296	2,331	2,279	4,610
	Net income	1,186		426	234	1,846	2,268	4,114
2016
	Total assets at period end (a)	$73,303	(b)	$18,074	$1,350	$92,727	$240,742	$333,469
	Total revenue	3,744	(b)	922	549	5,215	10,022	15,237
	Income before income taxes	1,263		485	286	2,034	2,691	4,725
	Net income	1,013		389	229	1,631	1,917	3,548

(a)	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.

(b)
Includes assets of approximately $30.6 billion, $32.9 billion and $29.6 billion and revenue of approximately $2.6 billion, $2.4 billion and $2.2 billion in 2018, 2017 and 2016, respectively, of international operations domiciled in the UK, which is 8%, 9% and 9% of total assets and 16%, 15% and 14% of total revenue, respectively,